BASIS OF PRESENTATION (Tables)	9 Months Ended
Sep. 30, 2019
BASIS OF PRESENTATION
Schedule of summary of subsidiaries

	Ownership Interest	Ownership Interest
	as at September 30	as at December 31
Name of Entity	2019	2018
Emerald Health Therapeutics Canada Inc. (EHTC)	100%	100%
Emerald Health Naturals Inc. (Naturals)	51%	—
Avalite Sciences Inc. (Avalite)	100%	100%
Pure Sunfarms Corp. (Pure Sunfarms)	50%	50%
Verdélite Sciences Inc. (Verdélite)	100%	100%
Verdélite Property Holdings Inc.	100%	100%